Expense Example, No Redemption (Invesco Balanced-Risk Retirement 2040 Fund, USD $)	12 Months Ended
May 02, 2011
Class A, Invesco Balanced-Risk Retirement 2040 Fund
Expense Example, No Redemption
Expense Example, No Redemption, By Year, Column [Text]	Class A
1 Year	$ 650
3 Years	1,097
5 Years	1,568
10 Years	2,868
Class A5, Invesco Balanced-Risk Retirement 2040 Fund
Expense Example, No Redemption
Expense Example, No Redemption, By Year, Column [Text]	Class A5
1 Year	650
3 Years	1,097
5 Years	1,568
10 Years	2,868
Class B, Invesco Balanced-Risk Retirement 2040 Fund
Expense Example, No Redemption
Expense Example, No Redemption, By Year, Column [Text]	Class B
1 Year	182
3 Years	805
5 Years	1,455
10 Years	3,019
Class C, Invesco Balanced-Risk Retirement 2040 Fund
Expense Example, No Redemption
Expense Example, No Redemption, By Year, Column [Text]	Class C
1 Year	182
3 Years	805
5 Years	1,455
10 Years	3,197
Class C5, Invesco Balanced-Risk Retirement 2040 Fund
Expense Example, No Redemption
Expense Example, No Redemption, By Year, Column [Text]	Class C5
1 Year	182
3 Years	805
5 Years	1,455
10 Years	3,197
Class R, Invesco Balanced-Risk Retirement 2040 Fund
Expense Example, No Redemption
Expense Example, No Redemption, By Year, Column [Text]	Class R
1 Year	131
3 Years	655
5 Years	1,205
10 Years	2,707
Class R5, Invesco Balanced-Risk Retirement 2040 Fund
Expense Example, No Redemption
Expense Example, No Redemption, By Year, Column [Text]	Class R5
1 Year	131
3 Years	655
5 Years	1,205
10 Years	2,707
Class Y, Invesco Balanced-Risk Retirement 2040 Fund
Expense Example, No Redemption
Expense Example, No Redemption, By Year, Column [Text]	Class Y
1 Year	81
3 Years	502
5 Years	949
10 Years	$ 2,191